Investments - Summary of Financial Information in Respect of Investments Accounted for Using Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying amount of the Company's interest in associates accounted for using the equity method a	₨ 933		₨ 783
Carrying amount of the Company's interest in joint venture accounted for using the equity method	394		261
Total investments accounted for using equity method	1,327		1,044		$ 16
Share of net profit/ (loss) of associate accounted for using the equity method	129		(8)	₨ (57)
Share of net profit/ (loss) of joint venture accounted for using the equity method	125		(225)	0
Total share of profit (loss) of associates and joint ventures accounted for using equity method	₨ 254	$ 3	(233)	₨ (57)
SDVerse LLC [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying amount of the Company's interest in joint venture accounted for using the equity method			₨ 484
Company's share of equity in the joint venture			27.00%